Share-Based Compensation (Tables) - Successor [Member]	12 Months Ended
Mar. 31, 2019
Schedule of Stock Option Activity

The number of stock options as of March 31, 2019 is as follows:

Options Granted

	Number of shares	Weighted Average Exercise Price	Remaining Contractual Term in Years

Outstanding, July 10, 2018	-	$-	-
Granted	33,600,000	0.01	-
Exercised	-	-	-
Forfeigted	-	-	-
Canceled	-	-	-
Outstanding, March 31, 2019	33,600,000	$0.01	9.28
Exercisable, March 31, 2019	-	-	-

Schedule of Weighted Average Assumptions Used

The following weighted average assumptions were used to value grants made for the years ended March 31, 2019.

For the year ended March 31, 2019
Exercise Price	$0.01
Expected Terms (years)	10
Volatility	45.59%
Dividend Yield	0.00%
Risk-Free Interest Rate	2.84%